CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY In Thousands, except Share data	Ordinary Shares [Member] USD ($)	Ordinary Shares [Member] CNY	Additional paid-in Capital [Member] USD ($)	Additional paid-in Capital [Member] CNY	Statutory reserves [Member] USD ($)	Statutory reserves [Member] CNY	Retained earnings [Member] USD ($)	Retained earnings [Member] CNY	Noncontrolling interests [Member] USD ($)	Noncontrolling interests [Member] CNY	Total USD ($)	Total CNY
Balance at Dec. 31, 2010		3,257		1,913,734		94,114		732,194		11,044		2,754,343
Balance (in shares) at Dec. 31, 2010		81,716,084
Exercise of stock option		26		27,829		0		0		0		27,855
Exercise of stock option (in shares)		794,182
Issuance of ordinary shares in the acquisition of Motel 168		259		667,055		0		0		0		667,314
Issuance of ordinary shares in the acquisition of Motel 168 (in shares)		8,149,616
Recognition of share-based compensation costs		0		76,535		0		0		0		76,535
Dividends distributed to noncontrolling interests		0		0		0		0		(6,998)		(6,998)
Net income/(loss)		0		0		0		351,531		6,094		357,625
Appropriations to statutory reserves		0		0		31,749		(31,749)		0		0
Acquisition of noncontrolling interest of a subsidiary		0		(1,230)		0		0		1,220		(10)
Establishment of majority owned subsidiaries		0		0		0		0		3,302		3,302
Balance at Dec. 31, 2011		3,542		2,683,923		125,863		1,051,976		14,662		3,879,966
Balance (in shares) at Dec. 31, 2011		90,659,882
Exercise of stock option		32		26,583		0		0		0		26,615
Exercise of stock option (in shares)		1,012,438
Recognition of share-based compensation costs		0		92,912		0		0		0		92,912
Dividends distributed to noncontrolling interests		0		0		0		0		(6,675)		(6,675)
Net income/(loss)		0		0		0		(26,776)		4,061		(22,715)
Appropriations to statutory reserves		0		0		32,695		(32,695)		0		0
Acquisition of noncontrolling interest of a subsidiary		0		(513)		0		0		213		(300)
Reversal of statutory reserve due to disposal of a subsidiary		0		0		(141)		0		0		(141)
Balance at Dec. 31, 2012		3,574		2,802,905		158,417		992,505		12,261		3,969,662
Balance (in shares) at Dec. 31, 2012		91,672,320										91,672,320
Exercise of stock option		97		193,234		0		0		0		193,331
Exercise of stock option (in shares)		3,142,546
Recognition of share-based compensation costs		0		84,457		0		0		0		84,457
Dividends distributed to noncontrolling interests		0		0		0		0		(9,441)		(9,441)
Net income/(loss)		0		0		0		196,222		(168)	32,387	196,054
Appropriations to statutory reserves		0		0		48,475		(48,475)		0		0
Establishment of majority owned subsidiaries		0		0		0		0		13,460		13,460
Balance at Dec. 31, 2013	$ 606	3,671	$ 508,878	3,080,596	$ 34,176	206,892	$ 188,356	1,140,252	$ 2,662	16,112	$ 734,678	4,447,523
Balance (in shares) at Dec. 31, 2013	94,814,866										94,814,866